Shareholders' Equity - Preferred Shares (Detail) - shares	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019
SHAREHOLDERS' EQUITY
Preference shares, shares authorized	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000
Preference shares, shares issued	0	0	0	0	0	0	0	0
Preference shares, shares outstanding	0	0	0	0	0	0	0	0